Notes Payable (Details Narrative) (10-K)							3 Months Ended
	Oct. 30, 2017 USD ($) Subscribers $ / shares	Sep. 07, 2017 USD ($)	Jun. 08, 2017 USD ($) Subscribers $ / shares	Mar. 02, 2017 USD ($) Subscribers $ / shares	Dec. 31, 2016 USD ($) Subscribers $ / shares	Sep. 14, 2015 USD ($) Subscribers $ / shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Rate of interest on convertible note		5.00%
Accrued interest					$ 17,945		$ 68,744		$ 52,949
Proceeds from shareholders loan		$ 250,000					200,000
Private Placement Subscription Agreement [Member]
Number of subscribers | Subscribers	35
Private Placement Subscription Agreement [Member] | First Note [Member]
Unsecured convertible note, principal amount						$ 73,825	73,825
Unsecured convertible note, term						5 years
Number of subscribers | Subscribers						1
Rate of interest on convertible note						18.00%
Convertible note conversion price per share | $ / shares						$ 0.03
Outstanding balance of debt					91,734		107,611		104,334
Accrued interest					17,909		33,786		30,509
Private Placement Subscription Agreement [Member] | Second Note [Member]
Unsecured convertible note, principal amount					$ 50,000		50,000		50,000
Unsecured convertible note, term					5 years
Number of subscribers | Subscribers					1
Rate of interest on convertible note					18.00%
Convertible note conversion price per share | $ / shares					$ 0.03
Outstanding balance of debt					$ 50,025		61,243		59,025
Accrued interest					25		11,243		9,025
Private Placement Subscription Agreement [Member] | Third Note [Member]
Unsecured convertible note, principal amount					$ 21,500		21,500		21,500
Unsecured convertible note, term					5 years
Number of subscribers | Subscribers					1
Rate of interest on convertible note					18.00%
Convertible note conversion price per share | $ / shares					$ 0.03
Outstanding balance of debt					$ 21,511		26,335		25,380
Accrued interest					11		4,835		3,880
Private Placement Subscription Agreement [Member] | Fourth Note [Member]
Unsecured convertible note, principal amount				$ 20,000			20,000		20,000
Unsecured convertible note, term				5 years
Number of subscribers | Subscribers				1
Rate of interest on convertible note				18.00%
Convertible note conversion price per share | $ / shares				$ 0.03
Outstanding balance of debt					0		23,886		22,998
Accrued interest					0		3,886		2,998
Private Placement Subscription Agreement [Member] | Fifth Note [Member]
Unsecured convertible note, principal amount			$ 10,000				10,000		10,000
Unsecured convertible note, term			5 years
Number of subscribers | Subscribers			1
Rate of interest on convertible note			18.00%
Convertible note conversion price per share | $ / shares			$ 0.03
Outstanding balance of debt					0		11,460		11,016
Accrued interest					0		1,460		1,016
Private Placement Subscription Agreement [Member] | Sixth Note [Member]
Unsecured convertible note, principal amount	$ 250,000						250,000		250,000
Unsecured convertible note, term	3 years
Number of subscribers | Subscribers	1
Rate of interest on convertible note	10.00%
Convertible note conversion price per share | $ / shares	$ 0.10
Outstanding balance of debt					0		260,411		254,247
Accrued interest					0		10,411		4,247
Private Placement Subscription Agreement [Member] | Seventh Note [Member]
Unsecured convertible note, principal amount	$ 75,000						75,000		75,000
Unsecured convertible note, term	3 years
Number of subscribers | Subscribers	1
Rate of interest on convertible note	10.00%
Convertible note conversion price per share | $ / shares	$ 0.10
Outstanding balance of debt					0		78,123		76,274
Accrued interest					$ 0		$ 3,123		$ 1,274